DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended				1 Months Ended		12 Months Ended							9 Months Ended		9 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Forward foreign currency contracts USD ($)	Dec. 31, 2011 Forward foreign currency contracts USD ($)	Dec. 31, 2012 Interest rate contract Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Interest rate contract Designated as Hedging Instrument USD ($)	Jan. 31, 2010 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument	Dec. 31, 2012 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2009 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company	Dec. 31, 2011 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Dec. 31, 2011 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Dec. 31, 2009 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument	Dec. 31, 2012 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2009 Floating to fixed interest rate contract	Dec. 31, 2012 Floating to fixed interest rate contract USD ($)	Dec. 31, 2012 Floating to fixed interest rate contract EUR (€)	Dec. 31, 2011 Floating to fixed interest rate contract USD ($)	Dec. 31, 2011 Floating to fixed interest rate contract EUR (€)	Dec. 31, 2012 Floating to fixed interest rate contract Maximum USD ($)	Dec. 31, 2012 Floating to fixed interest rate contract Maximum EUR (€)	Dec. 31, 2011 Floating to fixed interest rate contract Maximum USD ($)	Dec. 31, 2011 Floating to fixed interest rate contract Maximum EUR (€)	Mar. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Mar. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€)	Dec. 31, 2012 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($) item	Dec. 31, 2012 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€) item	Mar. 15, 2015 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Mar. 15, 2015 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€)	Dec. 31, 2011 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Dec. 31, 2012 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Dec. 31, 2011 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in December, 2014	Sep. 02, 2011 Forward interest rate contract beginning in December, 2014 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in January, 2015	Sep. 02, 2011 Forward interest rate contract beginning in January, 2015 USD ($)
Derivative Instruments and Hedging Activities
Notional Amounts					$ 217	$ 263				$ 50		$ 36						$ 50																					$ 50		$ 50
Hedging period of interest rate contract									5 years				12 years				5 years
Fixed percentage to be paid under the hedge										2.80%		5.02%						2.60%		3.62%																		2.50%		2.50%
Variable rate basis										one-month LIBOR rate		LIBOR						one-month LIBOR rate		EURIBOR																		one-month LIBOR rate		one-month LIBOR rate
Fair value of the hedge										3	3	6		6				2	3																	4	1
Strike price (as a percent)																				3.62%
Notional amount of hedge																					62	47
Fair value of interest rate derivative not designated as hedging instrument recorded in other noncurrent liabilities																					3	2	3	3
Additional (reduction of) interest expense due to changes in the fair value of the swap															(1)	1									(1)	(1)	2	2
Maximum maturity period of spot or forward exchange rate contracts					3 months
Changes in accumulated other comprehensive (loss) income							1	4
Period of reclassification from accumulated other comprehensive income (loss) to earnings							12 months
Approximate term of foreign currency contracts					1 month
Stated rate of interest (as a percent)																															8.625%	8.625%
Number of counterparties																															3	3
Amount paid to counterparties																													350
Amount received from counterparties																														255
Amount payable to counterparties on maturity of derivative contract																																		255
Amount receivable from counterparties on maturity of derivative contract																																	350
U.S. dollar interest payments to be received on March 15 and September 15 of each year																															15
Equivalent annual rate of interest receivable (as a percent)																															8.625%	8.625%
U.S. dollar interest payments to be made on March 15 and September 15 of each year																																11
Equivalent annual rate of interest payable (as a percent)																															8.41%	8.41%
Fair value of the swap																															18				27
Euro-denominated debt and cross currency interest rate swap as a hedge of net investments	336			255
Amount of gain (loss) recognized on the hedge of net investments	(11)	5	34
Net euro assets	$ 1,431			€ 1,083